Guaranteed Minimums (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Guaranteed Minimum Death Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	$ 2,037,898	$ 1,635,299
Net amount at risk	5,993	18,551
Guaranteed Minimum Death Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	1,302,899	1,012,413
Net amount at risk	1,179	2,046
Weighted age (years)	62 years 2 months 12 days	62 years
Guaranteed Minimum Death Benefit | Ratchet and return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	625,593	517,970
Net amount at risk	4,198	15,248
Weighted age (years)	64 years 8 months 12 days	65 years 1 month 6 days
Guaranteed Minimum Death Benefit | Reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	109,406	104,916
Net amount at risk	616	1,257
Weighted age (years)	76 years 1 month 6 days	76 years 1 month 6 days
Guaranteed Minimum Income Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	203,624	192,815
Net amount at risk	20,151	32,214
Guaranteed Minimum Income Benefit | Return of premium
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	11,388	11,071
Net amount at risk	134	200
Weighted age (years)	66 years 2 months 12 days	66 years 3 months 18 days
Guaranteed Minimum Income Benefit | Ratchet and rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	192,236	181,744
Net amount at risk	20,017	32,014
Weighted age (years)	63 years 6 months	63 years 10 months 24 days
Guaranteed Minimum Accumulation Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	438,851	331,991
Net amount at risk	808	1,934
Guaranteed Minimum Accumulation Benefit | Five years
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	32,307	34,025
Net amount at risk	13	225
Weighted age (years)	66 years 6 months	65 years 3 months 18 days
Guaranteed Minimum Accumulation Benefit | Target date retirement - 7 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	58,335	54,809
Net amount at risk	155	563
Weighted age (years)	61 years 8 months 12 days	60 years 9 months 18 days
Guaranteed Minimum Accumulation Benefit | Target date retirement - 10 year
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	23,064	21,273
Net amount at risk	29	540
Weighted age (years)	61 years 6 months	60 years 2 months 12 days
Guaranteed Minimum Accumulation Benefit | Target date with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	325,145	221,884
Net amount at risk	611	606
Weighted age (years)	61 years 2 months 12 days	60 years 3 months 18 days
Guaranteed Lifetime Withdrawal Benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	1,204,700	919,842
Net amount at risk	51,139	56,218
Guaranteed Lifetime Withdrawal Benefit | No living benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	47,399	30,352
Net amount at risk		191
Weighted age (years)	67 years 3 months 18 days	67 years 6 months
Guaranteed Lifetime Withdrawal Benefit | Life benefit with optional reset
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	100,047	98,376
Net amount at risk	3,014	6,709
Weighted age (years)	69 years 1 month 6 days	68 years 4 months 24 days
Guaranteed Lifetime Withdrawal Benefit | Life benefit with 8% rollup
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	36,826	33,956
Net amount at risk	2,348	2,955
Weighted age (years)	67 years 7 months 6 days	66 years 7 months 6 days
Guaranteed Lifetime Withdrawal Benefit | Life benefit with management levers
Net Amount at Risk by Product and Guarantee [Line Items]
Account value	1,020,428	757,158
Net amount at risk	$ 45,777	$ 46,363
Weighted age (years)	59 years 7 months 6 days	59 years 3 months 18 days